Schedule of Notes Payable (Details) (Parenthetical)																			9 Months Ended		12 Months Ended
	Jun. 23, 2023 USD ($) Integer shares	Sep. 15, 2022 USD ($)	Sep. 15, 2022 COP ($)	Sep. 15, 2022 USD ($)	Sep. 15, 2022 COP ($)	Jun. 17, 2022 USD ($)	Jun. 17, 2022 COP ($)	Jun. 17, 2022 USD ($)	Jun. 17, 2022 COP ($)	Jun. 13, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 COP ($)	May 30, 2022 USD ($)	Apr. 29, 2022 USD ($)	Apr. 29, 2022 USD ($)	Mar. 01, 2022 USD ($)	Feb. 15, 2022 USD ($)	May 04, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 18, 2023 USD ($)	Sep. 15, 2022 COP ($)	Jun. 17, 2022 COP ($)	May 31, 2022 COP ($)	May 30, 2022 COP ($)	Apr. 29, 2022 COP ($)
Short-Term Debt [Line Items]
Proceeds from subsidiary																			$ 62,000	$ 99,500	$ 99,500
Original issue discount																			53,442
Debt discount amortized																			$ 26,233	$ 412,673	412,673	456,656
AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt discount amortized																					$ 150,062	$ 268,250
Unsecured Promissory Note [Member] | LDL8 Consulting LLC [Member]
Short-Term Debt [Line Items]
Face value																							$ 35,000
Interest rate, percentage																							10.00%
Increase in interest rate																							15.00%
Unsecured Promissory Note Two [Member] | AJB Capital Investments LLC [Member]
Short-Term Debt [Line Items]
Interest rate, percentage	12.00%
Debt instrument maturity date	Mar. 23, 2024
Trading days | Integer	10
Debt instrument commitment fee paid	$ 100,000
Number of stock issued for commitment fee | shares	1,666,667
Debt discount amortized	$ 42,175
Unsecured Promissory Note Two [Member] | AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Face value	300,000
Proceeds from subsidiary	276,000
Net proceeds	262,500
Original issue discount	24,000
Legal fees	7,500
Brokerage fees	$ 6,000
Unsecured Promissory Note Two [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value						$ 58,147		$ 58,147																	$ 240,000,000
Interest rate, percentage						4.00%		4.00%																	4.00%
Proceeds from subsidiary								$ 55,821	$ 230,400,000
Debt discount								2,326
Foreign currency translation adjustment								8,253
Unsecured Promissory Note Three [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value		$ 15,445		$ 15,445																				$ 70,000,000
Interest rate, percentage		4.00%		4.00%																				4.00%
Proceeds from subsidiary		$ 12,243	$ 55,488,000
Debt discount		3,202
Foreign currency translation adjustment		1,823
Unsecured Promissory Note Three [Member] | OWP Ventures, Inc. [Member]
Short-Term Debt [Line Items]
Face value										$ 100,000
Interest rate, percentage										8.00%
Debt instrument maturity date										Jan. 01, 2024
Unsecured Promissory Note Four [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value						$ 58,147		$ 58,147			$ 87,220														$ 240,000,000	$ 360,000,000
Interest rate, percentage						4.00%		4.00%			2.10%														4.00%	2.10%
Proceeds from subsidiary						$ 55,821	$ 230,400,000				$ 76,231	$ 314,640,000
Debt discount						2,326					10,990
Foreign currency translation adjustment						$ 3,383
Face value adjusted by foreign currency translation adjustment											12,380
Unsecured Promissory Note Five [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value											$ 87,220		$ 4,846													$ 360,000,000	$ 20,000,000
Interest rate, percentage											2.10%															2.10%
Proceeds from subsidiary											$ 76,231	$ 314,640,000
Debt discount											10,990
Foreign currency translation adjustment											$ 1,586
Face value adjusted by foreign currency translation adjustment													688
Unsecured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Face value																											$ 20,000,000
Unsecured Promissory Note Six [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value													4,846	$ 2,423	$ 2,423													$ 10,000,000
Foreign currency translation adjustment													$ 88		344
Unsecured Promissory Note Seven [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value														2,423	$ 2,423	$ 400,000												$ 10,000,000
Interest rate, percentage																8.00%
Debt instrument maturity date																Jan. 01, 2024
Foreign currency translation adjustment														$ 44
Unsecured Promissory Note One [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value		$ 15,445		$ 15,445																				$ 70,000,000
Interest rate, percentage		4.00%		4.00%																				4.00%
Proceeds from subsidiary				$ 12,243	$ 55,488,000
Debt discount				3,202
Foreign currency translation adjustment				$ 893
Unsecured Promissory Note Eight [Member] | One World Pharma S.A.S. [Member]
Short-Term Debt [Line Items]
Face value																	$ 200,000
Interest rate, percentage																	8.00%
Debt instrument maturity date																	Jan. 01, 2024
Unsecured Promissory Note Nine [Member] | OWP Ventures, Inc. [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date																		May 04, 2022
Loan forgiveness percentage																		40.00%
Debt Instrument, Periodic Payment																		$ 121,372
Debt Instrument, Periodic Payment, Principal																		119,274
Debt Instrument, Periodic Payment, Interest																		$ 2,098
Debt instrument forgiven date																		Feb. 11, 2022
Unsecured Promissory Note Nine [Member] | OWP Ventures, Inc. [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Interest rate, percentage																		1.00%
Unsecured Promissory Note Nine [Member] | OWP Ventures, Inc. [Member] | Lenders [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Other Liabilities, Current																		$ 119,274